Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 958	$ 1,291
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	67	204
Dividend income	$ 167	$ 111